Mezzanine Equity And Stockholders' Deficit - Schedule of weighted average fair value of the options granted (Detail) - Share-Based Payment Arrangement, Option [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of expected volatility (Minimum)		76.30%
Range of expected volatility (Maximum)		82.40%
Expected term of option	6 years	6 years	6 years
Range of risk-free interest rate (Minimum)	3.55%	1.82%	0.74%
Range of risk-free interest rate (Maximum)	3.75%	3.04%	1.38%
Range of expected volatility	76.30%		82.40%